Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of condensed cash flow statement - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Schedule of condensed cash flow statement [Abstract]
Revenues	$ 9,536,987	$ 8,210,595	$ 7,978,099
Net income	1,433,167	3,423,542	3,206,267
Net cash (used in) generated by operating activities	(1,160,565)	515,297	(1,082,855)
Net cash (used in) generated by investing activities	(1,485,306)	(26,288)	(10,197)
Net cash provided by financing activities	$ 38,916	$ (164,056)	$ 386,137